UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02802

UBS Cashfund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1900 K Street, N.W.
Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2013

Item 1. Schedule of Investments

UBS Cashfund Inc.
Schedule of investments – June 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations—19.10%
Federal Home Loan Bank
0.065%, due 07/05/13[1]	10,000,000	9,999,928
0.030%, due 07/24/13[1]	14,000,000	13,999,732
0.050%, due 08/15/13[1]	8,000,000	7,999,500
0.130%, due 12/16/13[1]	20,000,000	19,987,867
0.125%, due 03/27/14	3,000,000	2,998,960
Federal Home Loan Mortgage Corp. *
0.140%, due 07/09/13[1]	6,000,000	5,999,813
Federal National Mortgage Association *
0.150%, due 09/03/13[1]	6,000,000	5,998,400
US Treasury Bills
0.106%, due 08/01/13[1]	10,000,000	9,999,087
US Treasury Notes
3.125%, due 08/31/13	7,000,000	7,034,084
0.125%, due 09/30/13	5,000,000	4,999,052
0.500%, due 11/15/13	9,000,000	9,010,395
0.750%, due 12/15/13	12,000,000	12,030,805
1.000%, due 01/15/14	3,000,000	3,013,299
Total US government and agency obligations (cost—$113,070,922)		113,070,922
Bank notes—1.69%
Banking-US — 1.69%
Bank of America N.A.
0.190%, due 07/02/13	5,000,000	5,000,000
0.190%, due 07/25/13	5,000,000	5,000,000
Total bank notes (cost—$10,000,000)		10,000,000
Certificates of deposit—15.37%
Banking-non-US — 12.84%
Bank of Nova Scotia
0.262%, due 07/19/13[2]	4,000,000	4,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.210%, due 07/08/13	5,000,000	5,000,000
Credit Industriel et Commercial
0.240%, due 09/05/13	5,000,000	5,000,000
Mizuho Corporate Bank Ltd.
0.230%, due 07/09/13	10,000,000	10,000,000
Norinchukin Bank Ltd.
0.160%, due 07/08/13	6,000,000	6,000,000
0.160%, due 07/11/13	6,000,000	6,000,000
Rabobank Nederland NV
0.423%, due 09/25/13[2]	5,000,000	5,000,000
Sumitomo Mitsui Banking Corp.
0.190%, due 07/08/13	10,000,000	10,000,000
0.230%, due 07/08/13	8,000,000	8,000,000
Svenska Handelsbanken AB
0.200%, due 07/01/13	7,000,000	7,000,000

UBS Cashfund Inc.
Schedule of investments – June 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Certificates of deposit— (concluded)
Banking-non-US— (concluded)
Toronto-Dominion Bank
0.130%, due 07/08/13	10,000,000	9,999,981
		75,999,981
Banking-US — 2.53%
Branch Banking & Trust Co.
0.170%, due 07/15/13	5,000,000	5,000,000
0.190%, due 08/15/13	10,000,000	10,000,000
		15,000,000
Total certificates of deposit (cost—$90,999,981)		90,999,981
Commercial paper[1]—52.78%
Asset backed-auto & truck — 2.05%
FCAR Owner Trust II
0.150%, due 07/15/13	3,120,000	3,119,818
0.180%, due 07/15/13	4,000,000	3,999,720
0.200%, due 07/15/13	5,000,000	4,999,611
		12,119,149
Asset backed-miscellaneous — 21.96%
Cancara Asset Securitisation LLC
0.190%, due 07/22/13	10,000,000	9,998,892
0.190%, due 08/16/13	5,000,000	4,998,786
0.190%, due 08/20/13	2,000,000	1,999,472
Ciesco LLC
0.220%, due 09/20/13[2]	4,000,000	4,000,000
Gotham Funding Corp.
0.160%, due 07/17/13	7,000,000	6,999,502
0.180%, due 08/20/13	4,000,000	3,999,000
Jupiter Securitization Co. LLC
0.260%, due 09/10/13	5,000,000	4,997,436
Liberty Street Funding LLC
0.140%, due 07/16/13	6,000,000	5,999,650
0.160%, due 07/22/13	3,000,000	2,999,720
LMA Americas LLC
0.190%, due 07/08/13	10,000,000	9,999,631
Market Street Funding LLC
0.130%, due 07/17/13	3,000,000	2,999,827
0.180%, due 08/12/13	5,000,000	4,998,950
Nieuw Amsterdam Receivables Corp.
0.150%, due 07/16/13	5,000,000	4,999,687
Old Line Funding LLC
0.210%, due 08/15/13	5,000,000	4,998,688
0.200%, due 11/18/13	5,000,000	4,996,111
Regency Markets No. 1 LLC
0.170%, due 07/15/13	17,000,000	16,998,876
Sheffield Receivables Corp.
0.200%, due 07/08/13	12,000,000	11,999,533
0.200%, due 07/09/13	5,000,000	4,999,778

UBS Cashfund Inc.
Schedule of investments – June 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1]— (continued)
Asset backed-miscellaneous— (concluded)
Victory Receivables Corp.
0.170%, due 07/02/13	12,000,000	11,999,943
0.160%, due 07/03/13	5,000,000	4,999,956
		129,983,438
Banking-non-US — 4.48%
Mizuho Funding LLC
0.230%, due 07/01/13	8,000,000	8,000,000
Nordea Bank AB
0.220%, due 11/15/13	2,500,000	2,497,907
Oversea-Chinese Banking Corp. Ltd.
0.180%, due 09/19/13	5,000,000	4,998,000
Skandinaviska Enskilda Banken AB
0.215%, due 07/15/13	6,000,000	5,999,498
Westpac Securities NZ Ltd.
0.364%, due 07/02/13[2,3]	3,000,000	3,000,000
0.243%, due 07/18/13[2,3]	2,000,000	1,999,983
		26,495,388
Banking-US — 12.41%
Bedford Row Funding Corp.
0.420%, due 12/16/13	3,000,000	2,994,120
BNP Paribas Finance, Inc.
0.260%, due 08/01/13	5,000,000	4,998,880
Erste Finance LLC
0.160%, due 07/01/13	12,000,000	12,000,000
ING (US) Funding LLC
0.180%, due 07/31/13	2,000,000	1,999,700
National Australia Funding Delaware, Inc.
0.225%, due 12/09/13	10,000,000	9,989,937
Nordea N.A., Inc.
0.190%, due 07/01/13	8,000,000	8,000,000
Northern Pines Funding LLC
0.500%, due 07/01/13	6,000,000	6,000,000
0.240%, due 10/01/13	2,500,000	2,498,467
0.280%, due 10/25/13	5,000,000	4,995,489
Societe Generale N.A., Inc.
0.200%, due 08/01/13	5,000,000	4,999,139
State Street Corp.
0.170%, due 09/03/13	5,000,000	4,998,489
Toronto-Dominion Holdings U.S.A., Inc.
0.130%, due 08/26/13	5,000,000	4,998,989
Wells Fargo & Co.
0.180%, due 08/15/13	5,000,000	4,998,875
		73,472,085
Brokerage—2.53%
RBS Holdings U.S.A., Inc.
0.120%, due 07/01/13	15,000,000	15,000,000

UBS Cashfund Inc.
Schedule of investments – June 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1]— (concluded)
Energy-integrated — 2.03%
CNPC Finance HK Ltd.
0.270%, due 07/08/13	5,000,000	4,999,737
0.240%, due 07/23/13	5,000,000	4,999,267
0.250%, due 07/26/13	2,000,000	1,999,653
		11,998,657
Finance-captive automotive — 2.70%
Toyota Motor Credit Corp.
0.180%, due 07/08/13	7,000,000	6,999,755
0.233%, due 07/24/13[2]	4,000,000	4,000,000
0.240%, due 08/30/13	5,000,000	4,998,000
		15,997,755
Finance-non-captive diversified—0.51%
General Electric Capital Corp.
0.240%, due 10/02/13	3,000,000	2,998,140
Insurance-life — 3.10%
MetLife Short Term Funding LLC
0.130%, due 07/09/13	6,350,000	6,349,817
0.140%, due 07/29/13	7,000,000	6,999,238
Prudential Funding LLC
0.170%, due 07/15/13	5,000,000	4,999,669
		18,348,724
Pharmaceuticals—1.01%
Pfizer, Inc.
0.050%, due 07/02/13	6,000,000	5,999,991
Total commercial paper (cost—$312,413,327)		312,413,327
Repurchase agreements—10.22%
Repurchase agreement dated 06/28/13 with Barclays
Capital, Inc., 0.100% due 07/01/13, collateralized
by $41,178,300 US Treasury Note, 0.250% due
04/15/16; (value—$40,800,096); proceeds:
$40,000,333	40,000,000	40,000,000
Repurchase agreement dated 06/28/13 with Deutsche
Bank Securities, Inc., 0.180% due 07/01/13,
collateralized by $20,577,000 Federal National
Mortgage Association obligations, 0.500% due
04/29/16; (value—$20,400,849); proceeds:
$20,000,300	20,000,000	20,000,000
Repurchase agreement dated 06/28/13 with State
Street Bank and Trust Co., 0.010% due 07/01/13,
collateralized by $81,452 Federal Home Loan
Mortgage Corp. obligations, 1.960% due 11/07/22
and $468,630 Federal National Mortgage
Association obligations, 2.170% to 2.200% due
10/17/22; (value— $525,345); proceeds: $515,000	515,000	515,000
Total repurchase agreements (cost—$60,515,000)		60,515,000

UBS Cashfund Inc.
Schedule of investments – June 30, 2013 (unaudited)

Total investments which approximates cost for federal income tax purposes
(cost — $586,999,230) — 99.16%	586,999,230
Other assets in excess of liabilities — 0.84%	4,986,699
Net assets (applicable to 592,368,383 shares of common stock outstanding equivalent to $1.00 per share) —
100.00%	591,985,929

Affiliated issuer activity

The table below details the Fund’s transaction activity in an affiliated issuer during the three months ended June 30, 2013. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value at	three months	three months	Value at	three months ended
Security description	03/31/13 ($)	ended 06/30/13 ($)	ended 06/30/13 ($)	06/30/13 ($)	06/30/13 ($)
UBS Private Money Market Fund LLC	-	15,300,000	15,300,000	-	36

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund's investments:

	Unadjusted
	quoted prices
	in active	Significant
	markets for	other
	identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)
US government and agency obligations	—	113,070,922	—	113,070,922
Bank notes	—	10,000,000	—	10,000,000
Certificates of deposit	—	90,999,981	—	90,999,981
Commercial paper	—	312,413,327	—	312,413,327
Repurchase agreements	—	60,515,000	—	60,515,000
Total	—	586,999,230	—	586,999,230

At June 30, 2013, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	77.8
Japan	11.8
Sweden	2.6
Canada	2.4
China	2.0
France	0.9
Netherlands	0.9
Australia	0.8
Singapore	0.8
Total	100.0

Weighted average maturity – 40 days.

Portfolio footnotes

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1	Rates shown are the discount rates at date of purchase.

2	Variable or floating rate security. The interest rate shown is the current rate as of June 30, 2013 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

3	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 0.84% of net assets as of June 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles ("US GAAP") require disclosure regarding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Fund's own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of the Fund’s Schedule of investments.

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Fund’s financial statements.

For more information regarding the Fund's other significant accounting policies, please refer to the Fund's annual report to shareholders dated March 31, 2013.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Cashfund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	August 29, 2013

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	August 29, 2013